Divestitures - Assets Held for Sale (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets of Disposal Group, Including Discontinued Operation [Abstract]
Property, plant and equipment	21,193	100,827
Accounts receivable and prepaid expenses	2,734	2,510
Total assets held for sale	23,927	103,337
Less current assets held for sale	(23,927)	(26,900)
Non-current assets held for sale	0	76,437
Liabilities of Disposal Group, Including Discontinued Operation [Abstract]
Accounts payable and accrued liabilities	1,471	1,211
As Reported
Assets of Disposal Group, Including Discontinued Operation [Abstract]
Property, plant and equipment		24,390
Accounts receivable and prepaid expenses		0
Total assets held for sale		24,390
Less current assets held for sale		(24,390)
Non-current assets held for sale		0
Liabilities of Disposal Group, Including Discontinued Operation [Abstract]
Accounts payable and accrued liabilities		0
Adjustments
Assets of Disposal Group, Including Discontinued Operation [Abstract]
Property, plant and equipment		76,437
Accounts receivable and prepaid expenses		2,510
Total assets held for sale		78,947
Less current assets held for sale		(2,510)
Non-current assets held for sale		76,437
Liabilities of Disposal Group, Including Discontinued Operation [Abstract]
Accounts payable and accrued liabilities		1,211